Additional Information-Financial Statement Schedule I Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Additional Information-Financial Statement Schedule I Financial Information of Parent Company
Additional Information-Financial Statement Schedule I
Financial Information of Parent Company
Balance Sheets
(in U.S. dollars in thousands, except share data)

	Years ended December 31,
	2010	2011
Assets

Current assets:
Cash and cash equivalents	100,703	4,849
Term deposits	-	40,854
Accounts receivable	126	152
Amounts due from related parties	5,875	20,747
Prepaid expenses and other current assets	1,183	669
Total current assets	107,887	67,271
Investment in subsidiaries	181,488	190,190
Other Non-current assets	352	352
Total assets	289,727	257,813
Liabilities and shareholders'' equity

Current liabilities:
Amounts due to related parties	14,700	12,995
Accrued expenses and other payables	3,322	4,158
Consideration payable in connection with business acquisitions	15,594	5,132
Total current liabilities	33,616	22,285
Contingent consideration payable-non-current	2,307	2,822
Other Non-current liabilities	1,090	961
Total liabilities	37,013	26,068
Shareholders' equity:
Ordinary shares (No par value; 451,925,654 shares authorized as of December 31, 2010 and 2011; 179,610,128 shares issued and outstanding as of December 31, 2010; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011, respectively))	-	-
Additional paid-in capital	177,467	189,094
Retained earnings	61,791	20,967
Accumulated other comprehensive income	13,456	21,684
Total shareholders'' equity	252,714	231,745
Total liabilities and shareholders'' equity	289,727	257,813

Financial Information of Parent Company
Statements of Operations
(in U.S. dollars in thousands, except share and per share data)

	Years Ended December 31,
	2009	2010	2011

Net revenues	152	130	178
Cost of revenues (including share-based compensation of US$147, US$136 and US$1,463 in 2009, 2010 and 2011, respectively)	(147)	(300)	(1,622)
Gross profit (loss)	5	(170)	(1,444)
Selling and marketing expenses (including share-based compensation of US$158, US$354 and US$7,427 in 2009, 2010 and 2011, respectively)	(158)	(354)	(7,427)
General and administrative expenses (including share-based compensation of US$938, US$2,434 and US$10,476 in 2009, 2010 and 2011, respectively)	(1,484)	(2,504)	(16,706)
Change in fair value of contingent consideration for business acquisitions	(549)	(3,880)	(1,669)
Loss on impairment of goodwill and intangible assets	-	-	(30,009)
Total operating expenses	(2,191)	(6,738)	(55,811)
Loss from operations	(2,186)	(6,908)	(57,255)
Other income (expenses), net	(185)	381	1,624
Loss on disposal of a subsidiary	-	-	(23)
Equity in earnings of subsidiaries	15,337	25,124	14,830
Income before provisions for income taxes	12,966	18,597	(40,824)
Provisions for income taxes	-	-	-
Net income (loss)	12,966	18,597	(40,824)

Financial Information of Parent Company
Parent Company Statements of Shareholders Equity and Comprehensive Income
(in U.S. dollars in thousands, except share data)

	Series A preferred shares		Series B preferred shares		Ordinary shares		Shares to	Additional paid-in	Retained	Accumulated other comprehensive	Shareholders''	Total Comprehensive
	Shares	Amount	Shares	Amount	Shares outstanding	Amount	be issued	capital	earnings	income	equity	income

Balance as of January 1, 2009	44,055,018	28,725	4,019,328	5,000	76,774,814	-	3,270	11,643	30,228	7,191	86,057
Issuance of ordinary shares in connection with business acquisition of Yinfeng	-	-	-	-	1,000,000	-	(1,218)	1,218	-	-	-
Issuance of ordinary shares in connection with business acquisition of Agree	-	-	-	-	4,866,180	-	-	6,095	-	-	6,095
Ordinary shares to be issued in connection with settlement of contingent consideration for acquisition of Yinfeng	-	-	-	-	-	-	3,223	-	-	-	3,223
Ordinary shares to be issued in connection with business acquisition of Tansun	-	-	-	-	-	-	5,760	-	-	-	5,760
Share based compensation	-	-	-	-	-	-	-	1,243	-	-	1,243
Foreign currency translation adjustment	-	-	-	-	-	-	-	-	-	156	156	156
Net income	-	-	-	-	-	-	-	-	12,966	-	12,966	12,966
Balance as of December 31, 2009	44,055,018	28,725	4,019,328	5,000	82,640,994	-	11,035	20,199	43,194	7,347	115,500	13,122
Issuance of ordinary shares	-	-	-	-	7,932,000	-	(11,035)	11,035	-	-	-
Conversion of preferred shares upon the initial public offering ("IPO")	(44,055,018)	(28,725)	(4,019,328)	(5,000)	48,074,346	-	-	33,725	-	-	-
Issuance of common shares upon IPO	-	-	-	-	36,666,668	-	-	89,635	-	-	89,635
Issuance of common shares upon the follow-on public offering	-	-	-	-	4,296,120	-	-	19,949	-	-	19,949
Share based compensation	-	-	-	-	-	-	-	2,924			2,924
Foreign currency translation adjustment										6,109	6,109	6,109
Net income	-	-	-	-	-	-	-	-	18,597	-	18,597	18,597
Balance as of December 31, 2010	-	-	-	-	179,610,128	-	-	177,467	61,791	13,456	252,714	24,706
Issuance of ordinary shares in connection with business acquisition of Dimension	-	-	-	-	1,152,352	-	-	5,341	-	-	5,341
Repurchase of ordinary shares	-	-	-	-	(8,473,600)	-	-	(14,415)	-	-	(14,415)
Options exercised	-	-	-	-	5,332,492	-	-	1,335	-	-	1,335
Share based compensation	-	-	-	-	-	-	-	19,366			19,366
Foreign currency translation adjustment										8,228	8,228	8,228
Net loss	-	-	-	-	-	-	-	-	(40,824)	-	(40,824)	(40,824)
Balance as of December 31, 2011	-	-	-	-	177,621,372	-	-	189,094	20,967	21,684	231,745	(32,596)

Financial Information of Parent Company
Statements of Cash Flows
(in U.S. dollars in thousands)

	Years Ended December 31,
	2009	2010	2011
Cash flows from operating activities:
Net income	12,966	18,597	(40,824)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(15,337)	(25,124)	(14,830)
Loss on disposal of subsidiary	-	-	23
Share-based compensation	1,243	2,924	19,366
Change in fair value of contingent consideration for acquisitions of Tansun and Dimension	549	3,880	1,669
Loss on impairment of goodwill and intangible assets	-	-	30,009
Changes in operating assets and liabilities:
Accounts receivable	(15)	(6)	(27)
Amounts due from related parties	1,297	(1,757)	(14,872)
Prepaid expenses and other current assets	49	(769)	(825)
Other non-current assets	-	(352)	-
Accrued expenses and other payables	(69)	1,153	3,501
Other long term payable	-	1,090	(59)
Net cash (used in) provided by operating activities	683	(364)	(16,869)
Cash flows from investing activities:
Maturity (purchase) of term deposits, net	-	-	(40,854)
Purchases of businesses	(9,928)	(13,359)	(12,936)
Investment in subsidiaries Wuxi			(2,015)
Dividend received from subsidiaries	2,702	-	-
Net cash used in investing activities	(7,226)	(13,359)	(55,805)
Cash flows from financing activities:
Repurchase of ordinary shares	-	-	(14,415)
Amounts due to related parties	7,320	6,713	(1,039)
Payment of professional fee related to initial public offering	(264)	-	(1,242)
Proceeds from issuance of initial public offering, net of issuance cost	-	90,818	-
Proceeds from follow-on offering	-	19,948	-
Reimbursed issuance cost from follow-on offering	-	-	836
Payment of reimbursable issuance cost related to follow-on offering	-	(141)	(694)
Payment of deferred consideration for acquisitions of Dimension and Tansun		(4,252)	(7,961)
Proceeds from exercise of share options	-	-	1,335
Net cash provided by financing activities	7,056	113,086	(23,180)
Net increase (decrease) in cash and cash equivalents	513	99,363	(95,854)
Cash and cash equivalents, beginning of year	827	1,340	100,703
Cash and cash equivalents, end of year	1,340	100,703	4,849

NOTES TO ADDITIONAL INFORMATION
FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011
(In U.S. dollars in thousands)

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries.  The parent-only financial statements are presented as the restricted net assets of the consolidated subsidiaries exceed 25% of the consolidated net assets as of December 31, 2011.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation.  For purpose of the Company’s stand- alone financial statements, its investments in subsidiaries were reported using the equity method of accounting.  The Company’s share of income and losses from its subsidiaries were reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a British Virgin Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY BALANCE

The following represented related party balances as of December 31, 2010 and 2011:

	As of December 31,
	2010	2011
Amount due from related parties
Triumph	575	575
King’s	379	729
Taiwan Camelot	1,410	1,410
Shanghai Camelot	5	5
Beijing Camelot	3,079	13,746
Asialink	15	31
Bayshore	412	4,147
Yinfeng	-	104
Total	5,875	20,747
Amount due to related parties
Across Japan	(667)	-
Beijing Camelot	-	-
Huaqiao	(14,033)	(12,995)
Total	(14,700)	(12,995)